PARENT COMPANY FINANCIAL INFORMATION - Schedule of Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Income:
Interest and dividend income	$ 4,260	$ 2,987	$ 3,975
Provision for loan losses	9,600	(10,500)	(49,394)
Impairment loss on investment in LLCs		(200)
Loss from investment in LLCs	(731)	(257)	(126)
Expenses:
Interest on subordinated debentures	504	536	494
Income (loss) before income tax expense	44,921	29,447	(26,452)
Income tax benefit	17,294	11,337	(10,184)
Net income (loss)	27,627	18,110	(16,268)
Parent Company [Member]
Income:
Income (loss) from subsidiary	28,482	18,835	(15,801)
Interest and dividend income			26
Provision for loan losses			(68)
Gain on sale of real estate	45	25	37
Impairment loss on investment in LLCs		(200)
Loss from investment in LLCs	(731)	(257)	(126)
Total income (loss)	27,796	18,403	(15,932)
Expenses:
Interest on subordinated debentures	504	536	494
Professional fees	119	155	75
Other expense	82	55	60
Total expenses	705	746	629
Income (loss) before income tax expense	27,091	17,657	(16,561)
Income tax benefit	(536)	(453)	(293)
Net income (loss)	$ 27,627	$ 18,110	$ (16,268)